INVENTORIES (Details Textual) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Inventory Disclosure [Abstract]
Inventories pledged as collateral for bank loans	¥ 0	¥ 0
Written-off of provision for inventories	¥ 5,973	¥ 13,601